Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	375,000,000	375,000,000	375,000,000
Common stock, shares issued	21,474,138	20,943,846	20,943,846
Common stock, shares outstanding	21,474,138	20,943,846	20,943,846